Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash at bank	$ 1,257,976	$ 2,262,851
Cash on hand	25	30
Total	$ 1,258,001	$ 2,262,881